Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Common Stock [Abstract]
Common Stock

Note 9 - Common Stock

On September 7, 2011, the Company closed its IPO and issued 5.6 million shares of common stock. On November 2, 2011, the Company sold 1.5 million common shares in a follow-on offering. On November 7, 2011, the underwriters exercised their option to purchase additional shares of common stock, which totaled 0.1 million shares. On June 18, 2012, the Company sold in a follow-on offering a total of 3.25 million shares of common stock. On July 2, 2012, the underwriters of the follow-on offering exercised their option to purchase an additional 0.5 million shares of common stock, which closed on July 9, 2012.

As of September 30, 2012 and December 31, 2011, the Company had a total of 11.2 million and 7.3 million shares of common stock outstanding, including unvested restricted shares, and had received aggregate proceeds from common stock issuances of $118.9 million and $78.1 million, respectively.

On September 7, 2011, the Company's Board of Directors authorized and the Company declared an annual dividend rate of $0.875 per share payable monthly in cash beginning in October 2011, on the fifteenth day of each month to stockholders of record at the close of business on the eighth day of such month.

On February 27, 2012, the Company's Board of Directors authorized and the Company declared an annual dividend rate of $0.880 per share. Accordingly, on March 15, 2012, the Company paid a dividend of $0.0733 per share to stockholders of record at the close of business on March 8, 2012.

On March 16, 2012, the Company's Board of Directors authorized and the Company declared an increase to the Company's annual dividend rate to $0.885, beginning May 9, 2012. Accordingly, on June 15, 2012, the Company paid a dividend of $0.07375 per share to stockholders of record at the close of business on the June 8, 2012.

On June 27, 2012, the Company's Board of Directors authorized and the Company declared an increase to the Company's annual dividend rate to $0.890, beginning August 9, 2012. Accordingly, on September 15, 2012, the Company paid a dividend of $0.07417 per share to stockholders of record at the close of business on September 8, 2012.

On September 30, 2012, the Company's Board of Directors authorized and the Company declared an increase to the Company's annual dividend rate to $0.895 per share, beginning November 9, 2012. On November 15, 2012, the Company will pay a monthly dividend of $0.07458 per share to stockholders of record at the close of business on November 8, 2012.

Note 7 - Common Stock

On September 7, 2011, the Company's IPO became effective. As of December 31, 2011, the Company had a total of 7.3 million shares of common stock outstanding, including unvested restricted shares, with total net proceeds from common stock issuances of $78.1 million, which includes the effect of recissions. At December 31, 2010, the Company had stock from its initial capitalization of 1,000 shares for proceeds of $10.00.

On September 7, 2011, the Company's Board of Directors authorized and the Company declared an annual dividend rate of $0.875 per share or an annual dividend rate of 7.0% based on the initial common stock price of $12.50, payable in cash monthly, beginning in October 2011, on the fifteenth day of each month to stockholders of record at the close of business on the eighth day of such month.

On February 27 2012, the Company's Board of Directors authorized and the Company declared an annual dividend rate of $0.880 per share. Accordingly, on March 15, 2012, the Company paid a distribution of $0.0733 per share to stockholders of record at the close of business on March 8, 2012.